JNL/ClearBridge Large Cap Growth Fund
JNL/ClearBridge Large Cap Growth Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to seek long-term capital growth.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JNL/ClearBridge Large Cap Growth Fund - USD ($)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/ClearBridge Large Cap Growth Fund		Class A	Class I
Management Fee		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.15%	0.15%
Total Annual Fund Operating Expenses		0.95%	0.65%
[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/ClearBridge Large Cap Growth Fund - USD ($)	1 year	3 years
Class A	97	303
Class I	66	208

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.
Principal Investment Strategies.
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

The core holdings of the Fund are large-capitalization companies that ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”) believes to be dominant in their industries due to product, distribution or service strength. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The principal risks of investing in the Fund include:
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.
Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.